UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS U.S. SMALL CAPITALIZATION EQUITY FUND

FORM N-Q

MARCH 31, 2018

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited)	March 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 2.1%
Cooper Tire & Rubber Co.	16,939	$496,313
Cooper-Standard Holdings Inc.	8,539	1,048,675	*
Dana Inc.	26,595	685,087
Stoneridge Inc.	26,679	736,340	*
Tenneco Inc.	15,985	877,097
Tower International Inc.	24,899	690,947

Total Auto Components		4,534,459

Diversified Consumer Services - 0.7%
Adtalem Global Education Inc.	20,119	956,659	*
Sotheby’s	10,197	523,208	*

Total Diversified Consumer Services		1,479,867

Hotels, Restaurants & Leisure - 4.8%
BJ’s Restaurants Inc.	17,648	792,395
Bloomin’ Brands Inc.	30,501	740,564
Boyd Gaming Corp.	33,000	1,051,380
Caesars Entertainment Corp.	46,510	523,238	*
Cheesecake Factory Inc.	10,415	502,211
Dave & Buster’s Entertainment Inc.	15,125	631,317	*
Denny’s Corp.	16,670	257,218	*
Jack in the Box Inc.	11,590	988,975
Marriott Vacations Worldwide Corp.	10,568	1,407,658
Penn National Gaming Inc.	49,198	1,291,939	*
Pinnacle Entertainment Inc.	10,359	312,324	*
Ruth’s Hospitality Group Inc.	12,650	309,293
Scientific Games Corp., Class A Shares	20,000	832,000	*
Sonic Corp.	20,909	527,534

Total Hotels, Restaurants & Leisure		10,168,046

Household Durables - 1.4%
Hooker Furniture Corp.	4,329	158,874
KB Home	59,574	1,694,880
La-Z-Boy Inc.	16,432	492,139
M.D.C. Holdings Inc.	21,061	588,023

Total Household Durables		2,933,916

Leisure Products - 0.6%
Johnson Outdoors Inc., Class A Shares	3,147	195,114
Malibu Boats Inc., Class A Shares	9,249	307,159	*
MCBC Holdings Inc.	9,932	250,286	*
Sturm Ruger & Co. Inc.	8,203	430,658

Total Leisure Products		1,183,217

Media - 0.5%
Gray Television Inc.	20,793	264,071	*
Media General Inc., Contingent Value Rights	20,404	0	(a)(b)(c)
Sinclair Broadcast Group Inc., Class A Shares	25,554	799,840

Total Media		1,063,911

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
Multiline Retail - 0.4%
Big Lots Inc.	20,114	$875,562

Specialty Retail - 2.7%
Abercrombie & Fitch Co., Class A Shares	66,269	1,604,373
Ascena Retail Group Inc.	69,409	139,512	*
Christopher & Banks Corp.	29,729	31,810	*
DSW Inc., Class A Shares	21,621	485,608
Express Inc.	84,802	607,182	*
Finish Line Inc., Class A Shares	37,453	507,114
Francesca’s Holdings Corp.	71,248	341,990	*
Genesco. Inc.	24,389	990,193	*
Hibbett Sports Inc.	34,650	829,868	*
Office Depot Inc.	57,534	123,698

Total Specialty Retail		5,661,348

Textiles, Apparel & Luxury Goods - 1.3%
Columbia Sportswear Co.	4,691	358,533
Deckers Outdoor Corp.	7,853	707,005	*
Oxford Industries Inc.	7,146	532,806
Perry Ellis International Inc.	9,795	252,711	*
Vera Bradley Inc.	11,552	122,567	*
Wolverine World Wide Inc.	27,624	798,334

Total Textiles, Apparel & Luxury Goods		2,771,956

TOTAL CONSUMER DISCRETIONARY		30,672,282

CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.3%
Andersons Inc.	11,154	369,197
Ingles Markets Inc., Class A Shares	3,127	105,849
SpartanNash Co.	10,615	182,684

Total Food & Staples Retailing		657,730

Food Products - 0.9%
Dean Foods Co.	57,795	498,193
Sanderson Farms Inc.	12,023	1,430,977

Total Food Products		1,929,170

Personal Products - 0.4%
Medifast Inc.	7,277	680,036

TOTAL CONSUMER STAPLES		3,266,936

ENERGY - 3.3%
Energy Equipment & Services - 1.2%
Archrock Inc.	17,914	156,748
C&J Energy Services Inc.	28,345	731,868	*
Exterran Corp.	18,078	482,683	*
Mammoth Energy Services Inc.	7,643	245,035	*
Pioneer Energy Services Corp.	86,393	233,261	*
Superior Energy Services Inc.	68,873	580,599	*
Unit Corp.	12,069	238,483	*

Total Energy Equipment & Services		2,668,677

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp.	141,501	$314,132	*
Bonanza Creek Energy Inc.	14,199	393,454	*
Cloud Peak Energy Inc.	62,447	181,721	*
Delek U.S. Holdings Inc.	40,046	1,629,872
Green Plains Inc.	7,867	132,166
HighPoint Resources Corp.	110,286	560,253	*
Peabody Energy Corp.	14,163	516,950
REX American Resources Corp.	4,374	318,427	*
Scorpio Tankers Inc.	164,941	323,284

Total Oil, Gas & Consumable Fuels		4,370,259

TOTAL ENERGY		7,038,936

FINANCIALS - 17.7%
Banks - 8.8%
Banc of California Inc.	39,004	752,777
Bancorp Inc.	28,071	303,167	*
Berkshire Hills Bancorp Inc.	11,701	444,053
Cathay General Bancorp	10,834	433,143
Columbia Banking System Inc.	24,524	1,028,782
Community Trust Bancorp Inc.	5,122	231,514
Customers Bancorp Inc.	17,448	508,609	*
First Bancorp	99,920	601,518	*
First Commonwealth Financial Corp.	32,646	461,288
First Financial Bancorp	16,458	483,042
First Interstate BancSystem Inc., Class A Shares	14,092	557,339
First Merchants Corp.	25,598	1,067,437
First Midwest Bancorp Inc.	35,692	877,666
Hancock Holding Co.	11,253	581,780
Hanmi Financial Corp.	36,708	1,128,771
Heartland Financial USA Inc.	7,467	396,124
Hilltop Holdings Inc.	28,482	668,188
Home BancShares Inc.	14,771	336,927
IBERIABANK Corp.	17,493	1,364,454
OFG Bancorp	27,642	288,859
Opus Bank	23,551	659,428
Sandy Spring Bancorp Inc.	5,042	195,428
Seacoast Banking Corp.	13,794	365,127	*
Triumph Bancorp Inc.	3,700	152,440	*
Union Bankshares Corp.	7,015	257,521
United Community Banks Inc.	43,076	1,363,355
Valley National Bancorp	16,789	209,191
Western Alliance Bancorp	23,827	1,384,587	*
Wintrust Financial Corp.	18,394	1,582,804

Total Banks		18,685,319

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
Capital Markets - 1.4%
BrightSphere Investment Group PLC	38,200	$602,032
Evercore Inc., Class A Shares	15,079	1,314,889
Hamilton Lane Inc., Class A Shares	6,502	242,069
Investment Technology Group Inc.	4,848	95,700
Manning & Napier Inc.	26,502	92,757
Piper Jaffray Cos.	7,061	586,416

Total Capital Markets		2,933,863

Consumer Finance - 0.4%
Consumer Portfolio Services Inc.	15,173	57,202	*
Enova International Inc.	28,567	629,903	*
Nelnet Inc., Class A Shares	2,527	132,440

Total Consumer Finance		819,545

Insurance - 2.1%
American Equity Investment Life Holding Co.	26,035	764,387
CNO Financial Group Inc.	26,328	570,528
Genworth Financial Inc., Class A Shares	68,425	193,643	*
HCI Group Inc.	12,560	479,289
Heritage Insurance Holdings Inc.	25,501	386,595
Infinity Property & Casualty Corp.	3,292	389,773
Primerica Inc.	4,071	393,259
United Fire Group Inc.	8,362	400,205
Universal Insurance Holdings Inc.	26,340	840,246

Total Insurance		4,417,925

Mortgage Real Estate Investment (REITs) - 0.7%
Ladder Capital Corp.	35,032	528,282
MTGE Investment Corp.	17,259	308,936
Pennymac Mortgage Investment Trust	34,558	623,081

Total Mortgage Real Estate Investment (REITs)		1,460,299

Thrifts & Mortgage Finance - 4.3%
BofI Holding Inc.	47,396	1,920,960	*
Essent Group Ltd.	35,836	1,525,180	*
LendingTree Inc.	4,265	1,399,560	*
Meridian Bancorp Inc.	11,180	225,277
Meta Financial Group Inc.	5,510	601,692
MGIC Investment Corp.	132,022	1,716,286	*
NMI Holdings Inc., Class A Shares	27,539	455,770	*
PennyMac Financial Services Inc., Class A Shares	12,383	280,475	*
Radian Group Inc.	52,518	999,943

Total Thrifts & Mortgage Finance		9,125,143

TOTAL FINANCIALS		37,442,094

HEALTH CARE - 15.1%
Biotechnology - 6.0%
Achillion Pharmaceuticals Inc.	89,796	333,143	*
Acorda Therapeutics Inc.	21,148	500,150	*
AMAG Pharmaceuticals Inc.	19,712	397,197	*
Amicus Therapeutics Inc.	27,466	413,089	*
Aptevo Therapeutics Inc.	13,113	42,879	*

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Arena Pharmaceuticals Inc.	5,471	$216,104	*
Avid Bioservices Inc.	12,641	36,912	*
Celldex Therapeutics Inc.	77,587	180,778	*
Chimerix Inc.	40,401	210,085	*
Conatus Pharmaceuticals Inc.	21,766	127,766	*
Concert Pharmaceuticals Inc.	16,497	377,781	*
Dyax Corp., Contingent Value Rights	52,895	0	(a)(b)(c)
Eagle Pharmaceuticals Inc.	8,195	431,795	*
Emergent BioSolutions Inc.	20,581	1,083,590	*
Enanta Pharmaceuticals Inc.	13,882	1,123,193	*
Epizyme Inc.	16,099	285,757	*
Exact Sciences Corp.	15,974	644,231	*
Geron Corp.	90,000	382,500	*
Halozyme Therapeutics Inc.	16,732	327,780	*
Infinity Pharmaceuticals Inc.	30,551	64,157	*
Insmed Inc.	13,017	293,143	*
Insys Therapeutics Inc.	31,827	192,235	*
MiMedx Group Inc.	61,192	426,508	*
Momenta Pharmaceuticals Inc.	34,600	627,990	*
NewLink Genetics Corp.	24,740	179,365	*
Osiris Therapeutics Inc.	12,466	109,701	*
PTC Therapeutics Inc.	43,442	1,175,541	*
Repligen Corp.	28,660	1,036,919	*
Sangamo Therapeutics Inc.	25,608	486,552	*
Trevena Inc.	31,141	51,071	*
Vanda Pharmaceuticals Inc.	60,139	1,013,342	*

Total Biotechnology		12,771,254

Health Care Equipment & Supplies - 3.8%
Analogic Corp.	5,220	500,598
AngioDynamics Inc.	8,021	138,362	*
Cardiovascular Systems Inc.	17,604	386,056	*
Halyard Health Inc.	13,559	624,799	*
Heska Corp.	5,270	416,699	*
ICU Medical Inc.	4,935	1,245,594	*
Lantheus Holdings Inc.	30,054	477,859	*
Masimo Corp.	5,383	473,435	*
Merit Medical Systems Inc.	26,300	1,192,705	*
Natus Medical Inc.	16,774	564,445	*
NuVasive Inc.	7,364	384,474	*
NxStage Medical Inc.	18,791	467,144	*
OraSure Technologies Inc.	38,026	642,259	*
Orthofix International NV	7,041	413,870	*

Total Health Care Equipment & Supplies		7,928,299

Health Care Providers & Services - 2.0%
Ensign Group Inc.	14,209	373,697
LifePoint Health Inc.	5,130	241,110	*
Magellan Health Inc.	17,923	1,919,553	*
Molina Healthcare Inc.	21,393	1,736,684	*

Total Health Care Providers & Services		4,271,044

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
Health Care Technology - 0.4%
Cotiviti Holdings Inc.	24,008	$826,836	*

Life Sciences Tools & Services - 1.1%
Cambrex Corp.	11,329	592,507	*
Luminex Corp.	8,014	168,855
PRA Health Sciences Inc.	11,443	949,311	*
Syneos Health Inc.	16,391	581,880	*

Total Life Sciences Tools & Services		2,292,553

Pharmaceuticals - 1.8%
Amphastar Pharmaceuticals Inc.	14,818	277,838	*
Catalent Inc.	22,018	904,059	*
Corcept Therapeutics Inc.	34,750	571,637	*
Horizon Pharma PLC	32,782	465,504	*
Innoviva Inc.	27,020	450,423	*
Intersect ENT Inc.	12,302	483,469	*
Revance Therapeutics Inc.	12,567	387,064	*
Supernus Pharmaceuticals Inc.	5,246	240,267	*

Total Pharmaceuticals		3,780,261

TOTAL HEALTH CARE		31,870,247

INDUSTRIALS - 14.9%
Aerospace & Defense - 0.9%
AAR Corp.	11,675	514,984
Curtiss-Wright Corp.	8,033	1,085,018
Moog Inc., Class A Shares	3,910	322,223	*

Total Aerospace & Defense		1,922,225

Air Freight & Logistics - 0.0%
Forward Air Corp.	1,926	101,808

Airlines - 0.4%
Hawaiian Holdings Inc.	19,960	772,452

Building Products - 1.5%
Builders FirstSource Inc.	51,643	1,024,597	*
Continental Building Products Inc.	16,233	463,452	*
NCI Building Systems Inc.	23,540	416,658	*
Patrick Industries Inc.	10,161	628,458	*
Universal Forest Products Inc.	20,079	651,564

Total Building Products		3,184,729

Commercial Services & Supplies - 3.7%
ACCO Brands Corp.	34,230	429,586
Brink’s Co.	16,173	1,153,943
Deluxe Corp.	5,964	441,396
Ennis Inc.	13,439	264,748
Essendant Inc.	26,722	208,432
Herman Miller Inc.	23,822	761,113
Interface Inc.	40,583	1,022,692
Knoll Inc.	31,154	628,999

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
Commercial Services & Supplies - (continued)
Quad Graphics Inc.	21,061	$533,896
R.R. Donnelley & Sons Co.	75,709	660,940
Steelcase Inc., Class A Shares	66,329	902,074
Tetra Technology Inc.	17,409	852,171

Total Commercial Services & Supplies		7,859,990

Construction & Engineering - 2.4%
Argan Inc.	12,693	545,165
Comfort Systems USA Inc.	17,357	715,976
Dycom Industries Inc.	9,135	983,200	*
EMCOR Group Inc.	19,781	1,541,533
KBR Inc.	24,169	391,296
MYR Group Inc.	9,439	290,910	*
Orion Group Holdings Inc.	8,451	55,692	*
Primoris Services Corp.	19,751	493,380

Total Construction & Engineering		5,017,152

Electrical Equipment - 0.3%
Generac Holdings Inc.	14,343	658,487	*

Machinery - 1.7%
Alamo Group Inc.	1,677	184,302
Briggs & Stratton Corp.	1,117	23,915
Federal Signal Corp.	30,580	673,372
Global Brass & Copper Holdings Inc.	16,807	562,194
Harsco Corp.	40,463	835,561	*
Manitowoc Co. Inc.	22,192	631,584	*
Meritor Inc.	8,270	170,031	*
Mueller Water Products Inc., Class A Shares	19,837	215,628
SPX Corp.	6,820	221,514	*

Total Machinery		3,518,101

Professional Services - 1.6%
Barrett Business Services Inc.	5,181	429,401
Insperity Inc.	24,500	1,703,975
Kelly Services Inc., Class A Shares	7,310	212,283
Navigant Consulting Inc.	21,566	414,930	*
TrueBlue Inc.	19,949	516,679	*

Total Professional Services		3,277,268

Road & Rail - 1.4%
Knight-Swift Transportation Holdings Inc.	26,180	1,204,542
Saia Inc.	8,734	656,360	*
Werner Enterprises Inc.	32,060	1,170,190

Total Road & Rail		3,031,092

Trading Companies & Distributors - 1.0%
Aircastle Ltd.	33,679	668,865
CAI International Inc.	23,768	505,307	*
H&E Equipment Services Inc.	14,330	551,562
Rush Enterprises Inc., Class A Shares	9,737	413,725	*

Total Trading Companies & Distributors		2,139,459

TOTAL INDUSTRIALS		31,482,763

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.3%
ADTRAN Inc.	22,084	$343,406
Aerohive Networks Inc.	33,248	134,322	*
Black Box Corp.	7,731	15,462
Ciena Corp.	24,253	628,153	*
Finisar Corp.	16,280	257,387	*
NETGEAR Inc.	13,038	745,773	*
Plantronics Inc.	10,640	642,337

Total Communications Equipment		2,766,840

Electronic Equipment, Instruments & Components - 3.2%
Belden Inc.	7,827	539,593
Benchmark Electronics Inc.	41,029	1,224,716
Electro Scientific Industries Inc.	9,569	184,969	*
Insight Enterprises Inc.	17,430	608,830	*
Methode Electronics Inc.	21,955	858,440
Plexus Corp.	17,199	1,027,296	*
Sanmina Corp.	35,613	931,280	*
ScanSource Inc.	7,438	264,421	*
Tech Data Corp.	11,366	967,588	*
VeriFone Systems Inc.	12,579	193,465	*

Total Electronic Equipment, Instruments & Components		6,800,598

Internet Software & Services - 3.2%
Blucora Inc.	5,067	124,648	*
Box Inc., Class A Shares	62,243	1,279,094	*
Carbonite Inc.	18,323	527,703	*
Etsy Inc.	40,418	1,134,129	*
Hortonworks Inc.	61,598	1,254,751	*
New Relic Inc.	9,918	735,122	*
NIC Inc.	35,577	473,174
Okta Inc.	12,016	478,838	*
Yelp Inc.	18,976	792,248	*

Total Internet Software & Services		6,799,707

IT Services - 2.0%
CACI International Inc., Class A Shares	5,709	864,057	*
Convergys Corp.	30,162	682,264
Everi Holdings Inc.	64,164	421,558	*
EVERTEC Inc.	18,553	303,342
Hackett Group Inc.	15,572	250,086
Science Applications International Corp.	12,206	961,833
Travelport Worldwide Ltd.	40,319	658,812

Total IT Services		4,141,952

Semiconductors & Semiconductor Equipment - 3.3%
Amkor Technology Inc.	57,937	586,902	*
Axcelis Technologies Inc.	22,290	548,334	*
Brooks Automation Inc.	11,119	301,102
Cirrus Logic Inc.	22,619	919,010	*
Cohu Inc.	15,960	364,048
Diodes Inc.	18,761	571,460	*
FormFactor Inc.	25,611	349,590	*

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Integrated Device Technology Inc.	7,720	$235,923	*
Lattice Semiconductor Corp.	55,108	306,952	*
MaxLinear Inc.	34,480	784,420	*
Power Integrations Inc.	4,360	298,006
Rudolph Technologies Inc.	13,180	365,086	*
Silicon Laboratories Inc.	10,945	983,955	*
Xcerra Corp.	21,306	248,215	*

Total Semiconductors & Semiconductor Equipment		6,863,003

Software - 3.7%
A10 Networks Inc.	25,806	150,191	*
Bottomline Technologies (de) Inc.	6,610	256,137	*
CommVault Systems Inc.	10,633	608,208	*
Fair Isaac Corp.	8,335	1,411,699
Imperva Inc.	15,173	656,991	*
Manhattan Associates Inc.	22,634	947,912	*
Pegasystems Inc.	9,207	558,405
Progress Software Corp.	28,067	1,079,176
Rubicon Project Inc.	26,168	47,102	*
TiVo Corp.	40,928	554,574
Varonis Systems Inc.	4,033	243,997	*
VASCO Data Security International Inc.	23,706	306,993	*
Verint Systems Inc.	23,732	1,010,983	*

Total Software		7,832,368

Technology Hardware, Storage & Peripherals - 0.1%
Intevac Inc.	12,339	85,139	*
Super Micro Computer Inc.	10,813	183,821	*

Total Technology Hardware, Storage & Peripherals		268,960

TOTAL INFORMATION TECHNOLOGY		35,473,428

MATERIALS - 4.0%
Chemicals - 2.5%
A. Schulman Inc.	19,282	829,126
Chemours Co.	22,797	1,110,442
Innophos Holdings Inc.	8,502	341,865
Koppers Holdings Inc.	12,843	527,847	*
Rayonier Advanced Materials Inc.	25,549	548,537
Trinseo SA	15,649	1,158,809
Tronox Ltd., Class A Shares	44,037	812,042

Total Chemicals		5,328,668

Containers & Packaging - 0.4%
Greif Inc., Class A Shares	14,854	776,121

Metals & Mining - 0.7%
Coeur Mining Inc.	56,741	453,928	*
Commercial Metals Co.	25,389	519,459
Hecla Mining Co.	86,013	315,668
TimkenSteel Corp.	14,931	226,802	*

Total Metals & Mining		1,515,857

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	SHARES	VALUE
Paper & Forest Products - 0.4%
Boise Cascade Co.	22,636	$873,750

TOTAL MATERIALS		8,494,396

REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Ashford Hospitality Prime Inc.	13,711	133,271
CBL & Associates Properties Inc.	47,347	197,437
Chatham Lodging Trust	19,471	372,870
DiamondRock Hospitality Co.	98,311	1,026,367
First Industrial Realty Trust Inc.	19,074	557,533
GEO Group Inc.	10,198	208,753
Hersha Hospitality Trust	18,301	327,588
InfraREIT Inc.	16,289	316,495	*
LaSalle Hotel Properties	35,921	1,042,068
Lexington Realty Trust	96,128	756,527
Pebblebrook Hotel Trust	12,119	416,288
PotlatchDeltic Corp.	25,506	1,327,587
Preferred Apartment Communities Inc., Class A Shares	27,254	386,734
Ramco-Gershenson Properties Trust	31,461	388,858
RLJ Lodging Trust	60,097	1,168,286
Ryman Hospitality Properties Inc.	9,624	745,379
Summit Hotel Properties Inc.	49,418	672,579
Sunstone Hotel Investors Inc.	79,219	1,205,713
Washington Prime Group Inc.	61,572	410,685
Xenia Hotels & Resorts Inc.	42,536	838,810

Total Equity Real Estate Investment Trusts (REITs)		12,499,828

Real Estate Management & Development - 0.9%
HFF Inc., Class A Shares	19,401	964,230
Marcus & Millichap Inc.	14,039	506,246	*
RE/MAX Holdings Inc., Class A Shares	5,050	305,273

Total Real Estate Management & Development		1,775,749

TOTAL REAL ESTATE		14,275,577

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.6%
Cogent Communications Holdings Inc.	22,337	969,426
Frontier Communications Corp.	32,485	241,038

Total Diversified Telecommunication Services		1,210,464

Wireless Telecommunication Services - 0.3%
Boingo Wireless Inc.	28,963	717,414	*

TOTAL TELECOMMUNICATION SERVICES		1,927,878

UTILITIES - 3.8%
Electric Utilities - 1.8%
ALLETE Inc.	13,702	989,970
El Paso Electric Co.	8,659	441,609
IDACORP Inc.	4,708	415,575
PNM Resources Inc.	32,986	1,261,715
Portland General Electric Co.	16,393	664,080

Total Electric Utilities		3,772,949

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY		SHARES	VALUE
Gas Utilities - 1.3%
New Jersey Resources Corp.		17,729	$710,933
Northwest Natural Gas Co.		6,302	363,310
ONE Gas Inc.		12,079	797,456
Southwest Gas Holdings Inc.		13,677	924,975

Total Gas Utilities			2,796,674

Independent Power and Renewable Electricity Producers - 0.6%
Dynegy Inc.		64,774	875,745	*
NRG Yield Inc., Class C Shares		7,983	135,711
Pattern Energy Group Inc., Class A Shares		20,405	352,802

Total Independent Power and Renewable Electricity Producers			1,364,258

Multi-Utilities - 0.1%
Unitil Corp.		3,041	141,133

TOTAL UTILITIES			8,075,014

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $183,397,968)			210,019,551

	RATE
SHORT-TERM INVESTMENTS - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,176,379)	1.615%	1,176,379	1,176,379

TOTAL INVESTMENTS - 100.0% (Cost - $184,574,347)			211,195,930
Other Assets in Excess of Liabilities - 0.0%			73,505

TOTAL NET ASSETS - 100.0%			$211,269,435

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Security is valued using significant unobservable inputs (See Note 1).

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Small Capitalization Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$30,672,282	—	$0	*	$30,672,282
Health Care	31,870,247	—	0	*	31,870,247
Other Common Stocks	147,477,022	—	—		147,477,022

Total Long-Term Investments	210,019,551	—	$0	*	210,019,551

Short-Term Investments†	1,176,379	—	—		1,176,379

Total Investments	$211,195,930	—	$0	*	$211,195,930

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 25, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 25, 2018